CONSOLIDATED FINANCIAL STATEMENT DETAILS - Goodwill (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Goodwill	$ 158.8	$ 158.8